Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

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As of December 31, 2013. the Company has entered into separate agreements to acquire sixteen LPG carriers which are currently under construction, and are described in Notes 3 and 5. The Company has future outstanding commitments for installment payments for these agreements as follows:

December 31	Amount
2014	78,947,543
2015	176,072,600
255,020,143

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of December 31, 2013, amount to $94,173,667 during 2014, $41,461,547 during 2015, $20,118,224 during 2016 and $2,231,500 during 2017. These amounts do not include any assumed off-hire. Of these amounts, $9,814,000 for the year ending 2014, $9,814,000 for the year ending 2015, $7,412,400 for the year ending 2016 and $2,023,500 for the year ending 2017 relate to time charter agreements with Emihar Petroleum Inc. discussed in Note 3.